Equity Investments (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 17, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Equity Investment
Payments for equity investments		$ 1,244	$ 588	$ 5,541
Common stock		$ 433	$ 426
Common stock, shares issued (in shares)		43,324,702	42,646,636
Total investment		$ 9,300
Income (loss) in equity investments		$ (1,035)	$ (195)	$ (317)
Ardmore Shipping Corporation
Equity Investment
Percentage of ownership interest (as a percent)		100.00%
Element 1 Corp.
Equity Investment
Percentage of ownership interest (as a percent)	10.00%	10.00%
Payments for equity investments	$ 4,000	$ 5,000
Common stock	$ 5,300	9,300			$ 5,300
Number of common shares	581,795
Warrants to purchase common shares	286,582
Warrants and Rights Outstanding		0
Total investment	$ 9,300	9,300
Percentage of voting right	20.00%
Equity Investment		9,300
e1 Marine LLC
Equity Investment
Payments for equity investments		1,200
Income (loss) in equity investments		(1,000)
Equity Investment		$ 1,400
e1 Marine LLC | Corporate Joint Venture [Member]
Equity Investment
Percentage of ownership interest (as a percent)	33.33%	33.33%
Element 1 Corp And Maritime Partners LLC
Equity Investment
Equity Investment		$ 10,700